Commitments and Contingencies (Textuals) (Details) € in Millions, £ in Millions, $ in Millions		1 Months Ended
	Aug. 27, 2019 item	Aug. 27, 2019 item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2019 GBP (£) item	Dec. 31, 2019 USD ($) item
Commitments and Contingencies Disclosure [Line Items]
Number of cruise ships			27	27	27
Number of additional ships			10	10	10
Capacity of ship, berths			58,400	58,400	58,400
Number of lawsuits filed	2	2
Consumer coverage | €			€ 110.0
Ships launching period in 2026 and 2027 | Project Leonardo
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			2	2	2
Ship to be delivered in 2023
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			1	1	1
Ship to be delivered in 2023 | Explorer Class Ship
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			1	1	1
Ship order delivery in 2022 and 2025 | Oceania Cruises
Commitments and Contingencies Disclosure [Line Items]
Number of additional cruise ships, subject to approvals			1	1	1
Ships launching period in 2022 through 2027 | Project Leonardo
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			6	6	6
Ship Construction Contracts
Commitments and Contingencies Disclosure [Line Items]
Aggregate contract price of new ships based on the euro/U.S. dollar exchange rate			€ 7,400.0		$ 8,300.0
Export credit facility financing as percentage of contract price			80.00%	80.00%	80.00%
Ship Construction Contracts | Ship order delivery in 2022 and 2025
Commitments and Contingencies Disclosure [Line Items]
Number of additional ships			2	2	2
Capacity of ship, tons			67,000	67,000	67,000
Capacity of ship, berths			1,200	1,200	1,200
Ship Construction Contracts | Ship order delivery in winter 2020 | Explorer Class Ship And Seas Splendor
Commitments and Contingencies Disclosure [Line Items]
Capacity of ship, tons			55,000	55,000	55,000
Capacity of ship, berths			750	750	750
Ship Construction Contracts | Ships launching period in 2022 through 2027 | Project Leonardo
Commitments and Contingencies Disclosure [Line Items]
Capacity of ship, tons			140,000	140,000	140,000
Capacity of ship, berths			3,300	3,300	3,300
Other Commitments
Commitments and Contingencies Disclosure [Line Items]
Performance guarantee required to be maintained | $					$ 32.0
Security guarantee | £				£ 41.5